SEGMENT INFORMATION - Major Customers and Segment Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers
Non-current assets	$ 6,907	$ 72,970
Intangible assets	5,578	65,626
Right-of-use assets	989	$ 6,692
Israel
Disclosure of major customers
Non-current assets	6,400
Intangible assets	5,600
Right-of-use assets	600
U.S.
Disclosure of major customers
Non-current assets	500
Right-of-use assets	$ 400
Minimum
Disclosure of major customers
Payment terms for customers	31 days
Maximum
Disclosure of major customers
Payment terms for customers	68 days
Customer A
Disclosure of major customers
Percentage of revenue	30.00%	32.00%	32.00%
Customer B
Disclosure of major customers
Percentage of revenue	28.00%	30.00%	31.00%
Customer C
Disclosure of major customers
Percentage of revenue	37.00%	33.00%	32.00%